Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Contingent liabilities on outstanding guarantees [member]
Statement [LineItems]
Summary of Contingent Liabilities

Contingent liabilities on outstanding guarantees and others provided by the Company as of December 31, 2018 are as follows.

			Guarantee limit			Guarantee amount
Guarantor	Guarantee beneficiary	Financial institution	Foreign currency		Won equivalent	Foreign currency	Won equivalent
	(in millions of Won)
[The Company]
POSCO	POSCO Asia Co., Ltd.	BOC and others	USD	100,000,000	111,810	100,000,000	111,810
	POSCO ASSAN TST STEEL INDUSTRY	SMBC and others	USD	146,527,500	163,832	131,874,750	147,449
	POSCO COATED STEEL (THAILAND) CO., LTD.	The Great & CO Co., Ltd. (SPC)	THB	5,501,000,000	188,959	5,501,000,000	188,959
	POSCO Maharashtra Steel Private Limited	Export-Import Bank of Korea and others	USD	506,853,000	566,712	168,397,800	188,285
	POSCO MEXICO S.A. DE C.V.	BOA and others	USD	160,000,000	178,896	160,000,000	178,896
	POSCO SS VINA Co., Ltd.	Export-Import Bank of Korea and others	USD	354,351,050	396,200	274,570,077	306,996
	POSCO-VIETNAM Co., Ltd.	SMBC and others	USD	156,000,000	174,424	156,000,000	174,424
	PT. KRAKATAU POSCO	Export-Import Bank of Korea and others	USD	1,350,300,000	1,509,770	1,097,236,405	1,226,821
POSCO DAEWOO Corporation	Daewoo Global Development. Pte., Ltd	Export-Import Bank of Korea and others	USD	196,017,000	219,167	196,017,000	219,167
	Daewoo Power PNG Ltd.	Export-Import Bank of Korea	USD	47,600,000	53,222	47,600,000	53,222
	POSCO ASSAN TST STEEL INDUSTRY	ING and others	USD	14,652,750	16,383	14,652,750	16,383
	POSCO DAEWOO INDIA PVT., LTD.	Shinhan Bank and others	USD	149,400,000	167,044	77,990,903	87,203
	PT. Bio Inti Agrindo	Export-Import Bank of Korea and others	USD	125,125,000	139,902	125,125,000	139,902
		KEB Hana Bank	IDR	150,000,000,000	11,520	150,000,000,000	11,520
	Golden Lace DAEWOO Company Limited	Shinhan Bank	USD	9,000,000	10,063	6,000,000	6,708
	POSCO DAEWOO CHINA CO., LTD	Mizuho	USD	8,000,000	8,945	7,290,000	8,151
	Songdo Posco family Housing	SHINYOUNG SECURITIES CO., LTD.	KRW	10,000	10,000	—	—
POSCO ENGINEERING & CONSTRUCTION CO., LTD.	POSCO E&C Vietnam Co., Ltd.	Export-Import Bank of Korea and others	USD	47,000,000	52,551	47,000,000	52,551
	HONG KONG POSCO E&C (CHINA) INVESTMENT Co., Ltd.	Woori bank and others	USD	148,000,000	165,479	142,000,000	158,770
	POSCO Engineering and Construction India Private Limited	Woori bank	USD	2,100,000	2,348	2,100,000	2,348
		KEB Hana Bank	INR	104,000,000	1,663	9,000,000	144
	PT. POSCO E&C INDONESIA	POSCO Asia Co., Ltd. and others	USD	10,900,000	12,187	10,900,000	12,187
	Daewoo Global Development. Pte., Ltd	SMBC and others	USD	163,633,000	182,958	163,633,000	182,958
	Songdo Posco family Housing	SHINYOUNG SECURITIES CO., LTD.	KRW	10,000	10,000	—	—
POSCO ICT	PT.POSCO ICT INDONESIA	POSCO Asia Co., Ltd.	USD	1,500,000	1,677	1,500,000	1,677
POSCO CHEMTECH	PT.Krakatau Posco Chemtech Calcination	POSCO Asia Co., Ltd.	USD	15,200,000	16,995	14,400,000	16,101
POSCO COATED & COLOR STEEL Co., Ltd.	Myanmar POSCO C&C Company, Limited.	POSCO Asia Co., Ltd.	USD	13,986,947	15,639	13,986,947	15,639
POSCO ENERGY CO., LTD.	PT. KRAKATAU POSCO ENERGY	Export-Import Bank of Korea and others	USD	193,900,000	216,800	121,231,918	135,549
POSCO Asia Co., Ltd.	POSCO SINGAPORE LNG TRADING PTE. LTD.	SMBC	USD	40,000,000	44,724	40,000,000	44,724

[Associates and joint ventures]
POSCO	CSP — Compania Siderurgica do Pecem	Export-Import Bank of Korea and others	USD	420,000,000	469,602	392,956,955	439,365
		BNDES	BRL	464,060,000	133,686	462,554,370	133,253
	LLP POSUK Titanium	SMBC	USD	15,000,000	16,772	15,000,000	16,772
	Nickel Mining Company SAS	SMBC	EUR	46,000,000	58,841	46,000,000	58,841
POSCO DAEWOO Corporation	GLOBAL KOMSCO Daewoo LLC	ICBC	USD	8,225,000	9,196	8,225,000	9,196
POSCO ENGINEERING & CONSTRUCTION CO., LTD.	New Songdo International City Development, LLC	Others	KRW	440,000	440,000	432,000	432,000
	UITrans LRT Co., Ltd.	Kookmin Bank and others	KRW	20,740	20,740	3,766	3,766
	Chun-cheon Energy Co., Ltd	Kookmin Bank and others	KRW	11,600	11,600	941	941
	Pohang E&E Co., Ltd	Heungkuk Life Insurance Co., Ltd.	KRW	6,500	6,500	—	—
	JB CLARK HILLS	Korea Investment & Securities Co., Ltd.	KRW	40,000	40,000	30,000	30,000
POSCO ICT	Incheon-Gimpo Expressway Co, Ltd.	KDB Bank	KRW	100,000	100,000	100,000	100,000
	UITrans LRT Co., Ltd.	Kookmin Bank	KRW	76,000	76,000	76,000	76,000
POSCO CHEMTECH	KRAKATAU POS-CHEM DONG-SUH CHEMICAL	KEB Hana Bank	USD	1,140,000	1,274	791,667	885
POSCO(Suzhou) Automotive Processing Center Co., Ltd.	POS-InfraAuto (Suzhou) Co., Ltd	KDB Bank	USD	780,000	872	780,000	872

[Others]
POSCO DAEWOO Corporation	Ambatovy Project Investments Ltd. and others	Export-Import Bank of Korea	USD	87,272,727	97,580	12,030,434	13,451
POSCO ENGINEERING & CONSTRUCTION CO., LTD.	Ecocity CO., LTD and others	Others	KRW	1,524,314	1,524,314	545,893	545,893
POSCO ICT	SMS Energy and others	KEB Hana Bank and others	KRW	78,791	78,791	60,519	60,519
	Hyochun CO., LTD	KYOBO SECURITIES CO., LTD.	KRW	39,575	39,575	39,575	39,575
	BTL Enterprise and others	Kyobo Life Insurance Co., Ltd and others	KRW	1,165,352	1,165,352	1,165,352	1,165,352
POSCO AUSTRALIA PTY LTD	Department of Trade and Investment (NSW Government) and others	Woori bank and others	AUD	26,147,711	20,599	26,147,711	20,599

			USD	4,492,463,974	5,023,024	3,549,290,606	3,968,462
			KRW	3,522,872	3,522,872	2,454,046	2,454,046
			IDR	150,000,000,000	11,520	150,000,000,000	11,520
			INR	104,000,000	1,663	9,000,000	144
			THB	5,501,000,000	188,959	5,501,000,000	188,959
			EUR	46,000,000	58,841	46,000,000	58,841
			AUD	26,147,711	20,599	26,147,711	20,599
			BRL	464,060,000	133,686	462,554,370	133,253

Litigations in progress [member]
Statement [LineItems]
Summary of Contingent Liabilities

As of December 31, 2018, litigations in progress that POSCO and certain subsidiaries are defendants in legal actions arising from the normal course of business are as follows:

Company	Legal actions	Claim amount		Won equivalent	Description
	(in millions of Won, in thousands of foreign currencies)
POSCO	27	KRW	75,218	75,218	Lawsuit on claim for employee right and others(*1)
POSCO DAEWOO Corporation	1	CAD	79,000	64,808	Lawsuit on claim for damages
	3	INR	4,518,694	72,254	Lawsuit on claim for payment on guarantees and others(*1)
	10	KRW	20,049	20,049	Litigation for confirmation of deposit bond and others
	5	USD	28,763	32,160	Lawsuit on claim for damages and others
	1	PKR	124,775	1,003	Lawsuit on claim for damages
POSCO ENGINEERING & CONSTRUCTION., LTD.	120	KRW	442,812	442,812	Lawsuit on claim for damages and others(*1)
POSCO ICT	1	BRL	10,182	2,933	Lawsuit on revocation of claim for damage
	11	KRW	6,452	6,452	Lawsuit on claim for damages and others
	1	USD	1,881	2,103	Lawsuit on claim for damages
POSCO A&C	8	KRW	2,752	2,752	Lawsuit on claim for payment on construction and others
POSCO ENERGY CO., LTD.	3	KRW	3,039	3,039	Lawsuit on claim for damages and others
POSCO E&C CHINA CO., LTD.	3	CNY	44,446	7,234	Lawsuit over contract dispute and others
POSCO COATED & COLOR STEEL Co., Ltd.	1	KRW	1,400	1,400	Lawsuit on claim for payment
POSCO ENGINEERING (THAILAND) CO., LTD.	2	THB	509,191	17,491	Lawsuit on claim for payment on construction and others
PT. KRAKATAU POSCO	1	IDR	211,407,872	16,236	Lawsuit on claim for payment on construction
POSCO E&C Vietnam Co., Ltd.	1	USD	3,894	4,354	Lawsuit on claim for payment on construction
POSCO-China Qingdao Processing Center Co., Ltd.	2	CNY	6,774	1,103	Lawsuit over contract dispute and others
POSCO-Malaysia SDN. BHD.	1	MYR	—	—	Lawsuit on claim for infringement of right
Pos-Sea Pte Ltd	1	USD	12,051	13,474	Lawsuit over contract dispute
POSCO INDIA HOLDINGS PRIVATE LIMITED	1	INR	220,000	3,518	Lawsuit over contract dispute
POSCO TNPC Otomotiv Celik San. Ve Tic. A.S	8	TRY	102	22	Lawsuit over industrial accidents and others
POSCO India Steel Distribution Center Private Ltd.	1	INR	223,795	3,578	Lawsuit on claim for tax restitution
POSCO(Dalian) IT Center Development Co., Ltd.	1	CNY	4,240	690	Lawsuit over contract dispute
Brazil Sao Paulo Steel Processing Center	3	BRL	4,671	1,346	Lawsuit on claim for labor and others
POSCO ENGINEERING & CONSTRUCTION DO BRAZIL LTDA.	148	BRL	156,011	44,944	Lawsuit on claim for payment on construction and others
POSCO ASSAN TST STEEL INDUSTRY	1	TRY	4,870	1,027	Lawsuit on compensation
HONG KONG POSCO E&C (CHINA) INVESTMENT Co., Ltd.	1	KRW	3,305	3,305	Lawsuit on claim for payment

(*1)	The Company made a reliable estimate in 122 lawsuits by considering the possibility and amount of outflow of resources and recognized ￦50,888 million as provision for legal contingencies and claims.